Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Net income	R$ 3,153,881	R$ 2,837,422	R$ 1,670,755
Weighted average number of common shares issued (thousands)	2,419,831	2,420,710	2,419,961
Basic earnings per share	R$ 1.30	R$ 1.17	R$ 0.69